UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
(Exact Name of Registrant as specified in charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111
(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111
(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2011

Date of reporting period:	July 31, 2011

       Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

       A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Registrant”) for the six months ended July 31, 2011 is attached hereto.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the six months ended July 31, 2011.

Item 11. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended ("Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: October 5, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: October 5, 2011

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: October 5, 2011

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SEMI-ANNUAL REPORT

FOR THE SIX MONTHS ENDED JULY 31, 2011

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2011
(Unaudited)

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
ASSETS AND LIABILITIES	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments at market value (Notes 1, 4 & 5):
Investments other than securities:
Gold assets (identified cost $1,870,650,271; $ — ; $ — and $ — , respectively)	$2,857,506,259	$—	$—	$—
Silver assets (identified cost $275,653,612; $ — ; $ — and $ — , respectively)	739,206,074	—	—	—
Swiss franc deposits (identified cost $651,967,317; $ — ; $ — and $ — , respectively)	737,573,227	—	—	—

	4,334,285,560	—	—	—
Swiss franc bonds	763,820,823	—	—	—
Stocks of United States and foreign real estate and natural resource companies	2,121,677,000	—	—	—
Aggressive growth stock investments	2,141,965,000	—	—	23,845,716
Corporate bonds	845,923,644	—	11,683,426	—
United States Treasury securities	4,519,958,276	30,824,222	—	—

Total investments (identified cost $12,235,284,046; $30,832,233; $11,630,191 and $14,693,705, respectively)	14,727,630,303	30,824,222	11,683,426	23,845,716
Cash	2,550,888	—	—	—
Accounts receivable for shares of the portfolio sold	66,529,349	106,088	13,255	25,720
Accrued interest, dividends and foreign taxes receivable	73,821,023	103,276	184,267	26,898
Prepaid expenses	16,847	64	31	243

Total assets	14,870,548,410	31,033,650	11,880,979	23,898,577
LIABILITIES
Bank overdraft	—	21,643	164,772	108,047
Accounts payable for investments purchased	69,837,391	—	—	—
Accounts payable for shares of the portfolio redeemed	21,807,515	73,819	—	36,488
Accrued investment advisory fee	8,583,848	18,142	8,066	30,714
Accrued excise tax	328,259	—	339	—

Total liabilities	100,557,013	113,604	173,177	175,249

Net assets applicable to outstanding shares	$14,769,991,397	$30,920,046	$11,707,802	$23,723,328

NET ASSETS
Capital stock — par value $.001 per share:
Authorized — 400,000,000; 25,000,000; 25,000,000 and 25,000,000 shares, respectively
Outstanding — 297,720,627; 464,190; 197,149 and 486,761 shares, respectively	$297,721	$464	$197	$487

Paid-in capital	12,087,117,734	31,017,457	11,612,156	13,140,996

	12,087,415,455	31,017,921	11,612,353	13,141,483
Undistributed net investment income (loss) (Note 1)	54,298,359	(89,667)	101,903	76,186
Accumulated net realized gain (loss) on investments	39,429,592	(197)	(59,689)	1,353,648
Accumulated net realized gain on foreign currency transactions	90,070,507	—	—	—
Net unrealized appreciation (depreciation) of investments (Notes 1 & 5)	2,492,346,257	(8,011)	53,235	9,152,011
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	6,431,227	—	—	—

Net assets applicable to outstanding shares	$14,769,991,397	$30,920,046	$11,707,802	$23,723,328

Net asset value per share	$49.61	$66.61	$59.39	$48.74

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2011
(Unaudited)

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income (Note 1):
Interest	$43,172,367	$21,450	$67,045	$15
Dividends	35,869,007	—	—	175,096
Other income	7,778	—	—	—

	79,049,152	21,450	67,045	175,111
Expenses (Note 3):
Investment advisory fee	48,197,387	190,848	71,480	152,838
Directors’ fees and expenses	196,802	586	212	480
Excise tax	341,517	—	—	—
Legal expense	13,573	40	15	34

Total expenses	48,749,279	191,474	71,707	153,352
Less waiver of investment advisory fee	(3,035,708)	(80,357)	(22,572)	—

Net expenses	45,713,571	111,117	49,135	153,352

Net investment income (loss) before foreign income taxes deducted at source	33,335,581	(89,667)	17,910	21,759
Less foreign income taxes deducted at source, net of refundable taxes	(206,782)	—	—	—

Net investment income (loss)	33,128,799	(89,667)	17,910	21,759

Net realized and unrealized gain (loss) on investments and foreign currency (Notes 1, 4 & 5):
Net realized gain on:
Investments in securities	11,208,367	124	2,774	1,260,837
Investments other than securities	14,161,390	—	—	—
Foreign currency transactions	90,070,507	—	—	—

	115,440,264	124	2,774	1,260,837
Change in unrealized appreciation (depreciation) of:
Investments	917,929,573	(5,242)	26,334	(1,547,318)
Translation of assets and liabilities in foreign currencies	3,603,135	—	—	—

Net realized and unrealized gain (loss) on investments and foreign currency	1,036,972,972	(5,118)	29,108	(286,481)

Net increase (decrease) in net assets resulting from operations	$1,070,101,771	$(94,785)	$47,018	$(264,722)

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio
	Six Months Ended	Year Ended
	July 31, 2011	January 31, 2011
	(Unaudited)

Operations:
Net investment income (loss)	$33,128,799	$60,436,282
Net realized gain (loss) on investments in securities	11,208,367	17,385,362
Net realized gain on investments other than securities	14,161,390	—
Net realized gain on foreign currency transactions	90,070,507	3,284,211
Change in unrealized appreciation (depreciation) of investments	917,929,573	1,272,853,928
Change in unrealized appreciation on translation of assets and liabilities in foreign currencies	3,603,135	2,644,743

Net increase (decrease) in net assets resulting from operations	1,070,101,771	1,356,604,526

Equalization on shares issued and redeemed:	25,983,796	50,847,520

Distributions to shareholders from (Note 2):
Net investment income	—	(61,313,967)
Net realized gain on investments	—	(6,342,794)

Capital stock transactions exclusive of amounts allocated to undistributed net investment income (Note 7):	3,131,093,744	4,119,765,653

Net increase (decrease) in net assets	4,227,179,311	5,459,560,938

Net assets at beginning of period	10,542,812,086	5,083,251,148

Net assets at end of period (including undistributed net investment income (loss) of $54,298,359 and $21,169,560; $(89,667) and $ — ; $101,903 and $83,993; and $76,186 and $54,427, respectively)	$14,769,991,397	$10,542,812,086

See accompanying notes.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
July 31, 2011	January 31, 2011	July 31, 2011	January 31, 2011	July 31, 2011	January 31, 2011
(Unaudited)		(Unaudited)		(Unaudited)

$(89,667)	$(227,965)	$17,910	$204,236	$21,759	$48,889
124	(321)	2,774	37,658	1,260,837	592,307
—	—	—	—	—	—
—	—	—	—	—	—
(5,242)	2,252	26,334	(177,459)	(1,547,318)	3,955,450
—	—	—	—	—	—

(94,785)	(226,034)	47,018	64,435	(264,722)	4,596,646

—	—	(8,579)	(121,885)	(33)	437

—	(305,054)	—	(374,850)	—	(49,642)
—	—	—	—	—	(500,932)

(3,367,872)	(9,892,176)	(1,630,258)	(4,355,274)	1,083,175	422,087

(3,462,657)	(10,423,264)	(1,591,819)	(4,787,574)	818,420	4,468,596

34,382,703	44,805,967	13,299,621	18,087,195	22,904,908	18,436,312

$30,920,046	$34,382,703	$11,707,802	$13,299,621	$23,723,328	$22,904,908

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

Quantity		Market Value
	GOLD ASSETS — 19.35% of Total Net Assets
525,626 Troy Oz.	Gold bullion (a)	$855,876,259
1,200,000 Coins	One-ounce gold coins (a)	2,001,630,000

	Total Gold Assets (identified cost $1,870,650,271)	$2,857,506,259

	SILVER ASSETS — 5.00% of Total Net Assets
18,176,708 Troy Oz.	Silver bullion (a)	$728,740,567
379 Bags	Silver coins (a)	10,465,507

	Total Silver Assets (identified cost $275,653,612)	$739,206,074

Principal Amount
	SWISS FRANC ASSETS — 10.17% of Total Net Assets
CHF 581,244,581	Swiss franc deposits (a)	$737,573,227

CHF 90,000,000	2.500% Swiss Confederation Bonds, 03-12-16	$123,810,672
CHF 90,000,000	4.250% Swiss Confederation Bonds, 06-05-17	135,996,447
CHF 90,000,000	3.000% Swiss Confederation Bonds, 01-08-18	129,052,725
CHF 90,000,000	3.000% Swiss Confederation Bonds, 05-12-19	130,103,420
CHF 90,000,000	2.250% Swiss Confederation Bonds, 07-06-20	123,799,251
CHF 90,000,000	2.000% Swiss Confederation Bonds, 04-28-21	121,058,308

	Total Swiss Confederation bonds	$763,820,823

	Total Swiss Franc Assets (identified cost $1,224,828,810)	$1,501,394,050

Number of Shares
	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL RESOURCE COMPANIES — 14.36% of Total Net Assets

	NATURAL RESOURCES — 8.03% of Total Net Assets
800,000	Apache Corporation	$98,976,000
1,200,000	BHP Billiton, Ltd. (b)	109,860,000
2,000,000	BP, p.l.c. (b)	90,880,000
2,200,000	Cameco Corporation	58,432,000
800,000	Chevron Corporation	83,216,000
1,000,000	ConocoPhillips	71,990,000
1,000,000	Devon Energy Corporation	78,700,000
1,000,000	Exxon Mobil Corporation	79,790,000
1,500,000	Forest Oil Corporation (a)	39,000,000
2,200,000	Freeport-McMoRan Copper & Gold, Inc.	116,512,000
2,000,000	Patriot Coal Corporation (a)	37,820,000
1,500,000	Peabody Energy Corporation	86,205,000
2,000,000	Plains Exploration & Production Company (a)	78,020,000
1,300,000	Rio Tinto p.l.c (b)	92,274,000
2,000,000	Vale S.A. (b)	64,880,000

		$1,186,555,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 6.33% of Total Net Assets
700,000	AvalonBay Communities, Inc.	$93,933,000
800,000	Boston Properties, Inc.	85,888,000
1,000,000	BRE Properties, Inc. Class A	52,480,000
1,800,000	Corporate Office Properties Trust	55,926,000
1,000,000	Digital Realty Trust, Inc.	61,210,000
2,600,000	Duke Realty Corporation	36,504,000
1,500,000	Equity One, Inc.	29,100,000
900,000	Federal Realty Investment Trust	78,606,000
2,800,000	Kimco Realty Corporation	53,284,000
1,000,000	Pennsylvania Real Estate Investment Trust	14,600,000
3,000,000	Prologis	106,890,000
200,000	Texas Pacific Land Trust	9,080,000
2,000,000	UDR, Inc.	52,620,000
100,000	Urstadt Biddle Properties, Inc.	1,774,000
100,000	Urstadt Biddle Properties, Inc. Class A	1,677,000
1,000,000	Vornado Realty Trust	93,550,000
1,500,000	Washington Real Estate Investment Trust	48,030,000
3,000,000	Weyerhaeuser Company	59,970,000

		$935,122,000

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies (identified cost $1,781,452,661)	$2,121,677,000

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 14.50% of Total Net Assets

	CHEMICALS — 1.20% of Total Net Assets
800,000	Air Products & Chemicals, Inc.	$70,984,000
800,000	Chemtura Corporation (a)	14,080,000
1,300,000	Mosaic Company	91,936,000

		$177,000,000

	COMPUTER SOFTWARE — .62% of Total Net Assets
1,400,000	Autodesk, Inc. (a)	$48,160,000
2,300,000	Symantec Corporation (a)	43,838,000

		$91,998,000

	CONSTRUCTION — .67% of Total Net Assets
1,200,000	Fluor Corporation	$76,236,000
1,500,000	Ryland Group, Inc.	22,095,000

		$98,331,000

	DATA PROCESSING — .64% of Total Net Assets
1,000,000	Agilent Technologies, Inc. (a)	$42,160,000
1,500,000	Hewlett-Packard Company	52,740,000

		$94,900,000

	ELECTRICAL & ELECTRONICS — .49% of Total Net Assets
2,000,000	Intel Corporation	$44,660,000
2,500,000	Sanmina SCI Corporation (a)	28,500,000

		$73,160,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

Number of Shares		Market Value

	ENTERTAINMENT & LEISURE — 1.63% of Total Net Assets
800,000	CBS Corporation Class A	$22,080,000
1,200,000	Disney (Walt) Company	46,344,000
900,000	Viacom, Inc. Class A	49,131,000
800,000	Wynn Resorts, Ltd.	122,944,000

		$240,499,000

	FINANCIAL SERVICES — 1.52% of Total Net Assets
1,500,000	Bank of New York Mellon Corporation	$37,665,000
3,000,000	Janus Capital Group, Inc.	25,320,000
2,000,000	Morgan Stanley	44,500,000
2,800,000	Schwab (Charles) Corporation	41,804,000
1,800,000	State Street Corporation	74,646,000

		$223,935,000

	MANUFACTURING — 1.66% of Total Net Assets
1,400,000	Harley-Davidson, Inc.	$60,746,000
1,000,000	Illinois Tool Works, Inc.	49,800,000
2,000,000	Mattel, Inc.	53,320,000
192,000	NACCO Industries, Inc. Class A	17,448,960
8,000	NACCO Industries, Inc. Class B	727,040
800,000	Parker-Hannifin Corporation	63,216,000

		$245,258,000

	OIL & GAS — .84% of Total Net Assets
1,400,000	HollyFrontier Corporation	$105,546,000
3,000,000	Parker Drilling Company (a)	19,020,000

		$124,566,000

	PHARMACEUTICALS — 1.11% of Total Net Assets
900,000	Amgen, Inc. (a)	$49,230,000
1,000,000	Celgene Corporation (a)	59,300,000
1,300,000	Gilead Sciences, Inc. (a)	55,068,000

		$163,598,000

	RETAIL — .82% of Total Net Assets
700,000	Costco Wholesale Corporation	$54,775,000
1,800,000	Williams-Sonoma, Inc.	66,636,000

		$121,411,000

	TELECOMMUNICATIONS — .69% of Total Net Assets
2,000,000	Juniper Networks, Inc. (a)	$46,780,000
1,000,000	Qualcomm, Inc.	54,780,000

		$101,560,000

	TRANSPORTATION — 1.40% of Total Net Assets
900,000	Alexander & Baldwin, Inc.	$43,389,000
1,200,000	FedEx Corporation	104,256,000
1,000,000	Kansas City Southern (a)	59,350,000

		$206,995,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

Number of Shares		Market Value

	MISCELLANEOUS — 1.21% of Total Net Assets
900,000	Lockheed Martin Corporation	$68,157,000
1,300,000	Nucor Corporation	50,557,000
2,000,000	Temple-Inland, Inc.	60,040,000

		$178,754,000

	Total Aggressive Growth Stock Investments (identified cost $1,853,849,034)	$2,141,965,000

Principal Amount
	DOLLAR ASSETS — 36.33% of Total Net Assets

	CORPORATE BONDS — 5.73% of Total Net Assets
$10,250,000	4.650% 3M Company, 12-15-12	$10,851,156
16,824,000	5.150% Abbott Laboratories, 11-30-12	17,885,115
9,750,000	4.850% Alabama Power Company, 12-15-12	10,313,864
30,000,000	4.950% Bank New York Mellon, Inc., 11-01-12	31,661,588
35,000,000	5.250% Bank One Corporation, 01-30-13	37,015,593
8,000,000	4.550% Becton Dickinson & Company, 04-15-13	8,488,222
9,490,000	4.750% Berkshire Hathaway, Inc., 05-15-12	9,812,423
10,000,000	2.250% Blackrock, Inc., 12-10-12	10,225,650
35,000,000	1.875% Boeing Company, 11-20-12	35,639,342
10,018,000	5.200% Brown-Forman Corporation, 04-01-12	10,328,857
2,050,000	5.000% Campbell Soup Company, 12-03-12	2,173,462
12,500,000	8.500% Coca-Cola Enterprises, Inc., 02-01-12	13,012,191
13,615,000	4.750% ConocoPhillips, 10-15-12	14,318,452
37,462,000	5.300% Costco Wholesale Corporation, 03-15-12	38,624,918
2,825,000	8.600% Dayton Hudson Corporation, 01-15-12	2,931,172
37,500,000	4.700% Disney (Walt) Company, 12-01-12	39,595,350
22,350,000	4.250% General Dynamics Corporation, 05-15-13	23,846,439
47,955,000	5.250% General Electric Capital Corporation, 10-19-12	50,570,120
25,000,000	4.750% Golden West Financial Corporation, 10-01-12	26,145,871
34,500,000	5.450% Goldman Sachs Group, Inc., 11-01-12	36,437,739
17,927,000	4.250% Hewlett-Packard Company, 02-24-12	18,341,124
20,000,000	4.750% IBM Corporation, 11-29-12	21,142,492
14,212,000	5.150% Johnson & Johnson, 08-15-12	14,921,069
20,000,000	5.625% Kimberly Clark Corporation, 02-15-12	20,568,348
25,000,000	6.000% Lilly (Eli) & Company, 03-15-12	25,891,707
21,985,000	5.600% Lowe’s Companies, Inc., 09-15-12	23,263,817
10,575,000	7.375% Monsanto Company, 08-15-12	11,311,817
20,000,000	5.625% Morgan Stanley, 01-09-12	20,432,206
29,800,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	30,962,776
4,600,000	4.875% Nucor Corporation, 10-01-12	4,821,313
2,000,000	6.375% PACCAR, Inc., 02-15-12	2,063,720
20,000,000	6.900% Pacificorp, 11-15-11	20,373,423
15,000,000	5.750% PepsiAmericas, Inc., 07-31-12	15,798,218
26,075,000	4.875% Philip Morris International, Inc., 05-16-13	28,020,671
20,000,000	1.750% Praxair, Inc., 11-15-12	20,316,721
19,400,000	5.800% Prudential Financial, Inc., 06-15-12	20,255,174
10,000,000	.875% Texas Instruments, Inc., 05-15-13	10,053,420
17,500,000	2.150% Thermo Fisher Scientific, Inc., 12-28-12	17,854,947
35,874,000	4.500% United Parcel Service, Inc., 01-15-13	37,998,206

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued from previous page)
$24,000,000	4.250% Wal-Mart Stores, Inc., 05-15-13	$25,532,843
24,175,000	5.500% Wyeth, 03-15-13	26,122,108

		$845,923,644

	UNITED STATES TREASURY SECURITIES — 30.60% of Total Net Assets
$125,000,000	United States Treasury bond strips (Principal only) 2.073%, 05-15-18 (c)	$108,662,108
125,000,000	United States Treasury bond strips (Principal only) 2.666%, 02-15-20 (c)	99,697,265
125,000,000	United States Treasury bond strips (Principal only) 2.850%, 08-15-20 (c)	96,777,344
125,000,000	United States Treasury bonds 7.250%, 05-15-16	160,039,063
125,000,000	United States Treasury bonds 6.250%, 08-15-23	163,574,219
125,000,000	United States Treasury bonds 6.000%, 02-15-26	161,269,531
125,000,000	United States Treasury bonds 5.250%, 11-15-28	150,039,063
125,000,000	United States Treasury bonds 4.500%, 02-15-36	134,492,188
125,000,000	United States Treasury bonds 3.500%, 02-15-39	112,304,688
125,000,000	United States Treasury notes 4.625%, 08-31-11	125,430,973
125,000,000	United States Treasury notes 1.000%, 09-30-11	125,157,519
125,000,000	United States Treasury notes 1.000%, 10-31-11	125,258,801
125,000,000	United States Treasury notes .750%, 11-30-11	125,239,270
125,000,000	United States Treasury notes 1.000%, 12-31-11	125,415,049
125,000,000	United States Treasury notes .875%, 02-29-12	125,454,101
125,000,000	United States Treasury notes 1.000%, 03-31-12	125,629,883
125,000,000	United States Treasury notes 1.000%, 04-30-12	125,688,476
125,000,000	United States Treasury notes .750%, 05-31-12	125,493,164
125,000,000	United States Treasury notes .625%, 06-30-12	125,395,508
125,000,000	United States Treasury notes .375%, 08-31-12	125,107,421
125,000,000	United States Treasury notes .375%, 09-30-12	125,107,421
125,000,000	United States Treasury notes .375%, 10-31-12	125,146,485
125,000,000	United States Treasury notes .500%, 11-30-12	125,341,797
125,000,000	United States Treasury notes .625%, 12-31-12	125,556,641
125,000,000	United States Treasury notes .625%, 02-28-13	125,576,171
125,000,000	United States Treasury notes .750%, 03-31-13	125,849,609
125,000,000	United States Treasury notes 4.250%, 11-15-13	135,996,094
125,000,000	United States Treasury notes 2.375%, 10-31-14	131,914,062
125,000,000	United States Treasury notes 4.250%, 11-15-14	139,589,844
125,000,000	United States Treasury notes 1.250%, 09-30-15	126,210,937
125,000,000	United States Treasury notes 2.625%, 02-29-16	133,085,937
125,000,000	United States Treasury notes 2.250%, 11-30-17	127,832,031
125,000,000	United States Treasury notes 3.625%, 08-15-19	136,640,625

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES (Continued from previous page)
$270,000,000	United States Treasury bills .185%, 08-11-11 (c)	$269,984,988

		$4,519,958,276

	Total Dollar Assets (identified cost $5,228,849,658)	$5,365,881,920

	Total Portfolio — 99.71% of total net assets (identified cost $12,235,284,046) (d)	$14,727,630,303
	Other assets, less liabilities (.29% of total net assets)	42,361,094

	Net assets applicable to outstanding shares	$14,769,991,397

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

This page intentionally left blank.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE SHORT-TERM TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES 99.69% of Total Net Assets
$6,000,000	United States Treasury notes 1.000%, 08-31-11	$6,002,874
6,000,000	United States Treasury notes 1.000%, 09-30-11	6,007,562
6,000,000	United States Treasury notes 1.000%, 10-31-11	6,012,422
6,000,000	United States Treasury notes .750%, 11-30-11	6,011,485
6,000,000	United States Treasury notes 1.000%, 12-31-11	6,019,922
770,000	United States Treasury bills .185%, 08-11-11 (a)	769,957

	Total Portfolio — 99.69% of total net assets (identified cost $30,832,233) (b)	$30,824,222
	Other assets, less liabilities (.31% of total net assets)	95,824

	Net assets applicable to outstanding shares	$30,920,046

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 99.79% of Total Net Assets

	BEVERAGES — 9.39% of Total Net Assets
$500,000	8.500% Coca-Cola Enterprises, Inc., 02-01-12	$520,488
550,000	5.750% PepsiAmericas, Inc., 07-31-12	579,268

		$1,099,756

	CHEMICALS — 4.57% of Total Net Assets
500,000	7.375% Monsanto Company, 08-15-12	$534,838

		$534,838

	DATA PROCESSING — 4.37% of Total Net Assets
500,000	4.250% Hewlett-Packard Company, 02-24-12	$511,550

		$511,550

	ELECTRIC UTILITIES — 4.88% of Total Net Assets
550,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	$571,461

		$571,461

	ENTERTAINMENT & LEISURE — 4.51% of Total Net Assets
500,000	4.700% Disney (Walt) Company, 12-01-12	$527,938

		$527,938

	FINANCIAL SERVICES — 22.25% of Total Net Assets
500,000	4.750% Berkshire Hathaway, Inc., 05-15-12	$516,988
500,000	5.250% General Electric Capital Corporation, 10-19-12	527,266
500,000	5.450% Goldman Sachs Group, Inc., 11-01-12	528,083
500,000	5.625% Morgan Stanley, 01-09-12	510,805
500,000	5.800% Prudential Financial, Inc., 06-15-12	522,041

		$2,605,183

	FOOD PRODUCTS & PROCESSING — 4.53% of Total Net Assets
500,000	5.000% Campbell Soup Company, 12-03-12	$530,113

		$530,113

	MANUFACTURING — 8.76% of Total Net Assets
500,000	6.375% PACCAR, Inc., 02-15-12	$515,930
500,000	2.150% Thermo Fisher Scientific, Inc., 12-28-12	510,141

		$1,026,071

	OIL & GAS — 4.49% of Total Net Assets
500,000	4.750% ConocoPhillips, 10-15-12	$525,834

		$525,834

	PHARMACEUTICALS — 9.04% of Total Net Assets
500,000	6.000% Lilly (Eli) & Company, 03-15-12	$517,834
500,000	5.500% Wyeth, 03-15-13	540,271

		$1,058,105

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

Principal Amount		Market Value

	RETAIL — 8.95% of Total Net Assets
$500,000	8.600% Dayton Hudson Corporation, 01-15-12	$518,791
500,000	5.600% Lowe’s Companies, Inc., 09-15-12	529,084

		$1,047,875

	TOBACCO — 5.05% of Total Net Assets
550,000	4.875% Philip Morris International, Inc., 05-16-13	$591,040

		$591,040

	TRANSPORTATION — 4.52% of Total Net Assets
500,000	4.500% United Parcel Service, Inc., 01-15-13	$529,606

		$529,606

	MISCELLANEOUS — 4.48% of Total Net Assets
500,000	4.875% Nucor Corporation, 10-01-12	$524,056

		$524,056

	Total Portfolio — 99.79% of total net assets (identified cost 11,630,191) (a)	$11,683,426
	Other assets, less liabilities (.21% of total net assets)	24,376

	Net assets applicable to outstanding shares	$11,707,802

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 100.52% of Total Net Assets

	CHEMICALS — 5.60% of Total Net Assets
7,000	Air Products & Chemicals, Inc.	$621,110
10,000	Mosaic Company	707,200

		$1,328,310

	COMPUTER SOFTWARE — 4.59% of Total Net Assets
15,000	Autodesk, Inc. (a)	$516,000
30,000	Symantec Corporation (a)	571,800

		$1,087,800

	CONSTRUCTION — 3.92% of Total Net Assets
10,000	Fluor Corporation	$635,300
20,000	Ryland Group, Inc.	294,600

		$929,900

	DATA PROCESSING — 4.00% of Total Net Assets
10,000	Agilent Technologies, Inc. (a)	$421,600
15,000	Hewlett-Packard Company	527,400

		$949,000

	ELECTRICAL & ELECTRONICS — 4.28% of Total Net Assets
25,000	Intel Corporation	$558,250
40,000	Sanmina SCI Corporation (a)	456,000

		$1,014,250

	ENTERTAINMENT & LEISURE — 9.28% of Total Net Assets
15,000	Disney (Walt) Company	$579,300
10,000	Viacom, Inc. Class A	545,900
7,000	Wynn Resorts, Ltd.	1,075,760

		$2,200,960

	FINANCIAL SERVICES — 10.75% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$502,200
50,000	Janus Capital Group, Inc.	422,000
25,000	Morgan Stanley	556,250
30,000	Schwab (Charles) Corporation	447,900
15,000	State Street Corporation	622,050

		$2,550,400

	MANUFACTURING — 10.95% of Total Net Assets
15,000	Harley-Davidson, Inc.	$650,850
13,000	Illinois Tool Works, Inc.	647,400
25,000	Mattel, Inc.	666,500
8,000	Parker-Hannifin Corporation	632,160

		$2,596,910

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

Number of Shares		Market Value

	NATURAL RESOURCES — 8.10% of Total Net Assets
20,000	Freeport-McMoRan Copper & Gold, Inc.	$1,059,200
15,000	Peabody Energy Corporation	862,050

		$1,921,250

	OIL & GAS — 5.69% of Total Net Assets
12,027	HollyFrontier Corporation	$906,716
70,000	Parker Drilling Company (a)	443,800

		$1,350,516

	PHARMACEUTICALS — 9.62% of Total Net Assets
10,000	Amgen, Inc. (a)	$547,000
15,000	Celgene Corporation (a)	889,500
20,000	Gilead Sciences, Inc. (a)	847,200

		$2,283,700

	RETAIL — 4.98% of Total Net Assets
8,000	Costco Wholesale Corporation	$626,000
15,000	Williams-Sonoma, Inc.	555,300

		$1,181,300

	TELECOMMUNICATIONS — 4.74% of Total Net Assets
20,000	Juniper Networks, Inc. (a)	$467,800
12,000	Qualcomm, Inc.	657,360

		$1,125,160

	TRANSPORTATION — 6.16% of Total Net Assets
10,000	FedEx Corporation	$868,800
10,000	Kansas City Southern (a)	593,500

		$1,462,300

	MISCELLANEOUS — 7.86% of Total Net Assets
7,000	Lockheed Martin Corporation	$530,110
15,000	Nucor Corporation	583,350
25,000	Temple-Inland, Inc.	750,500

		$1,863,960

	Total Portfolio — 100.52% of total net assets (identified cost $14,693,705) (b)	$23,845,716
	Liabilities, less other assets (.52% of total net assets)	(122,388)

	Net assets applicable to outstanding shares	$23,723,328

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio, Short-Term Treasury Portfolio (formerly Treasury Bill Portfolio), Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of investments

Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued based on dealer price quotes. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued at fair value by the Fund’s management pursuant to policies approved by the Fund’s Board of Directors.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets:

	Level 1	Level 2	Level 3
	(Quoted Prices in	(Significant	(Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets)	Inputs)	Inputs)	Total

Permanent Portfolio
Gold assets	$2,857,506,259	$—	$—	$2,857,506,259
Silver assets	739,206,074	—	—	739,206,074
Swiss franc assets	737,573,227	763,820,823	—	1,501,394,050
Stocks of United States and foreign real estate and natural resource companies	2,121,677,000	—	—	2,121,677,000
Aggressive growth stock investments †	2,141,965,000	—	—	2,141,965,000
Dollar assets:
Corporate bonds	—	845,923,644	—	845,923,644
United States Treasury securities	4,519,958,276	—	—	4,519,958,276

Total Portfolio	$13,117,885,836	$1,609,744,467	$—	$14,727,630,303

	89.07%	10.93%	—%	100.00%
Short-Term Treasury Portfolio
United States Treasury securities	$30,824,222	$—	$—	$30,824,222

Total Portfolio	$30,824,222	$—	$—	$30,824,222

	100.00%	—%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds †	$—	$11,683,426	$—	$11,683,426

Total Portfolio	$—	$11,683,426	$—	$11,683,426

	—%	100.00%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stock investments †	$23,845,716	$—	$—	$23,845,716

Total Portfolio	$23,845,716	$—	$—	$23,845,716

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedule of Investments for the Versatile Bond Portfolio for its industry classification of corporate bonds.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification 820, “Fair Value Measurements and Disclosures,” to require additional disclosures regarding fair value measurements. Pursuant to ASU 2010-06, disclosures regarding transfers into and out of Levels 1 and 2 are effective for reporting periods beginning after December 15, 2009 and for interim periods within those fiscal years, and other disclosures relating to purchases, sales, issuances and settlements on a gross basis relating to Level 3 measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the six months ended July 31, 2011 and the Fund held no Level 3 assets during the period then ended. The Fund’s management is currently evaluating what impact further disclosures under ASU 2010-06 may have on the Fund’s financial statements.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

The Fund has adopted enhanced disclosure requirements regarding derivatives and hedging activities intended to improve the financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. During the six months ended July 31, 2011, the Fund did not hold any derivative instruments.

Translation of foreign currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment transactions and investment income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

For the six months ended July 31, 2011, investment income was earned as follows:

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Interest on:
Corporate bonds	$2,331,592	$—	$67,024	$—
Swiss franc assets	9,283,578	—	—	—
United States Treasury securities	31,544,914	21,440	—	—
Other investments	12,283	10	21	15
Dividends	35,869,007	—	—	175,096
Other income	7,778	—	—	—

	$79,049,152	$21,450	$67,045	$175,111

Federal taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2011, pursuant to the requirements of the Code.

As of January 31, 2011, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any. The Fund’s Short-Term Treasury Portfolio had $321 in such capital loss carryforwards available, which expires on January 31, 2019, and the Fund’s Versatile Bond Portfolio had $62,463 in such capital loss carryforwards available, of which $48,493, $763 and $13,207 expire on January 31, 2015, January 31, 2016 and January 31, 2017, respectively. Additionally, net capital losses attributable to investment transactions that occur after October 31, if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year.

During the six months ended July 31, 2011, the Fund’s Permanent Portfolio incurred federal excise taxes of $341,517, which was imposed on four percent of the Portfolio’s undistributed income and capital gains, if any. Such tax reduced the Portfolio’s net assets; however, such undistributed income and capital gains were retained by the Portfolio to seek to earn further interest, dividends and profits. The Fund’s Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred no excise taxes during the six months then ended.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2009 through 2011 or expected to be taken on the Fund’s Portfolios 2011 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Indemnifications

The Fund indemnifies its officers and directors for certain liabilities that might arise from their performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 8, 2010, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio paid ordinary income dividends per share of $.29, $.56, $1.49 and $.11, respectively, to shareholders of record on December 7, 2010. Also on December 8, 2010, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.03 and $1.11,

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

respectively, to shareholders of record on December 7, 2010. The Fund’s Short-Term Treasury Portfolio and Versatile Bond Portfolio paid no capital gain distributions during the year ended January 31, 2011.

The tax character of such dividends and distributions paid was as follows:

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Distributions paid from:
Ordinary income	$61,313,967	$305,054	$374,850	$49,642
Long-term capital gain †	6,342,794	—	—	500,932
	$67,656,761	$305,054	$374,850	$550,574

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2011: (i) the Fund’s Permanent Portfolio reclassified $5,547,275 from undistributed net investment income to paid-in capital and $571,397 from paid-in capital to accumulated net realized gain on foreign currency transactions; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $533,019 from paid-in capital to undistributed net investment loss; (iii) the Fund’s Versatile Bond Portfolio reclassified $101,015 from undistributed net investment income to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $15,123 from paid-in capital to undistributed net investment income and $15,746 from accumulated net realized gain on investments to paid-in capital, to reflect such book and tax basis differences.

As of January 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Distributable ordinary income	$21,385,295	$—	$83,993	$54,427
Undistributed capital gain (loss) carryforwards	14,059,835	(321)	(62,463)	92,811
Post October losses	(215,735)	—	—	—
Unrealized appreciation (depreciation) on investments and foreign currencies	1,577,244,776	(2,769)	26,901	10,699,329

	$1,612,474,171	$(3,090)	$48,431	$10,846,567

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003 under an Investment Advisory Contract, dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives, before any waivers, annual investment advisory fees, which are calculated daily and paid monthly, based on the average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee; (ii) all fees, costs and expenses relating to Fund investments, including brokerage commissions and interest on borrowings; (iii) all taxes payable by the Fund; (iv) the fees and expenses of the Fund’s directors; (v) the salary expense of the Fund’s officers (subject to the Waiver Agreement described below); and (vi) extraordinary expenses, as defined by the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement, dated December 10, 2010 (“Waiver Agreement”), effective December 10, 2010 and until June 1, 2012, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Permanent Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets in excess of $6 billion up to $8 billion, .6600% of the Portfolio’s average daily net assets in excess of $8 billion up to $10 billion, .6400% of the Portfolio’s average daily net assets in excess of $10 billion up to $15 billion and .6200% of the Portfolio’s average daily net assets in excess of $15 billion; (ii) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets; and (iii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .8125% of the Portfolio’s average daily net assets. Also, under the Waiver Agreement, Pacific Heights has agreed to pay the Fund’s officers’ salaries and expenses during the term of the Waiver Agreement. Neither the Fund nor any Portfolio will be required to reimburse Pacific Heights for amounts waived or paid by Pacific Heights pursuant to the Waiver Agreement. The Waiver Agreement may be terminated or amended in writing with approval of the Fund’s Board of Directors.

Pacific Heights is a California limited liability company. Its manager and sole member, Michael J. Cuggino (who is also its President and Chief Executive Officer), is the President, Secretary and a director of the Fund and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the sole owner of Pacific Heights, Mr. Cuggino was paid $32,500 by the Fund during the six months ended July 31, 2011 for his service as a director of the Fund.

Annual Renewal of Investment Advisory Contract (Unaudited)

The renewal of the Contract was unanimously approved by the Fund’s Board of Directors (“Board”), including all of the Fund’s directors who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Directors”), at an “in person” meeting held on December 10, 2010 (“Meeting”). In June 2010, the Independent Directors requested detailed information from Pacific Heights regarding the Fund’s Portfolios and Pacific Heights. In preparation for consideration of the continuance of the Contract, the Board, including the Independent Directors, met with senior management of the Fund and Pacific Heights and reviewed a variety of materials provided by Pacific Heights, including a letter provided by Pacific Heights responding to the June 2010 request from the Independent Directors and material prepared by Lipper, Inc. (“Lipper”), an independent third party, comparing the performance and expenses of the Fund’s Portfolios to other comparable mutual funds selected by Lipper (“Peer Groups”) and relevant market indices. In addition to the information identified above, the Board considered information presented

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

to the Board and discussions with Fund management and Pacific Heights throughout the year at meetings of the Board. The Independent Directors were advised by counsel that is independent of Fund management and Pacific Heights and met with such counsel separately from Fund management and Pacific Heights. The Board also received a memorandum from counsel to the Fund discussing the legal standards for their consideration of the proposed continuance of the Contract. The annual Contract review extended over two regular meetings of the Board to ensure that Fund management and Pacific Heights had time to respond to any questions the Independent Directors may have had on their initial review of the materials prepared for the Contract review and that the Independent Directors had time to consider those materials.

At the Meeting, the Board reviewed the Advisory Fee payable by each of the Fund’s Portfolios under the Contract as well as each Portfolio’s overall expense ratio. Utilizing material prepared by Lipper, the Board considered each Portfolio’s Advisory Fee and overall expense ratio against the median of the advisory fees and overall expense ratios for such Portfolio’s Peer Group and observed the following: (i) the Permanent Portfolio’s overall expense ratio was lower than the median and the lowest in its Peer Group, and its Advisory Fee was almost equal to the median in its Peer Group; (ii) after fee waivers, the Short- Term Treasury Portfolio’s overall expense ratio was almost equal to the median in its Peer Group, and its Advisory Fee was higher than the median and the highest in its Peer Group; (iii) after fee waivers, the Versatile Bond Portfolio’s overall expense ratio was higher than the median in its Peer Group, and its Advisory Fee was higher than the median and the highest in its Peer Group; and (iv) the Aggressive Growth Portfolio’s overall expense ratio was lower than the median in its Peer Group, and its Advisory Fee was higher than the median in its Peer Group.

In reviewing the Lipper materials, the Board noted that unlike the mutual funds comprising the Portfolios’ Peer Groups, the Fund’s Portfolios operate under a unitary fee structure whereby many of the Portfolios’ ordinary operating expenses are paid by Pacific Heights out of its Advisory Fee rather than paid directly by the Portfolios. The Board noted the difficulty of comparing the Fund’s Portfolios to non-unitary fee funds and observed that given the Portfolios’ unitary fee structure and unlike non-unitary fee funds, the Advisory Fees of the Fund’s Portfolios included the payment of many fund operating expenses by Pacific Heights, an observation borne out by the fact that the non-management expenses for each of the Fund’s Portfolios were the lowest or among the lowest in each Portfolio’s respective Peer Group. The Board also considered the level of assets in each Portfolio and its possible impact on the overall expense ratio. In this regard, the Board noted with respect to the Aggressive Growth Portfolio, the Portfolio was in the bottom quartile in its Peer Group based on size and with respect to the Short-Term Treasury Portfolio and Versatile Bond Portfolio those Portfolios were the smallest based on size in their respective Peer Groups, and that many of the funds in the Peer Groups were part of very large fund groups that benefited from such fund groups’ abilities to use economies of scale to lower expense ratios across their entire fund complexes.

The Board also reviewed the short-term and long-term investment performance of each of the Fund’s Portfolios. As part of this review, the Board reviewed the material prepared by Lipper, comparing the performance of each Portfolio to its respective Peer Group and Lipper selected benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2010. Utilizing material prepared by Lipper, the Board observed the following with respect to the total return performance of the Portfolios as compared to each of their respective Peer Groups: (i) the Permanent Portfolio’s total return performance exceeded the average total return performance of its Peer Group for each

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

measurement period, exceeded its Lipper benchmark index for each measurement period, and had the highest total return performance in its Peer Group for the one-, three- and five-year measurement periods; (ii) the Short-Term Treasury Portfolio’s total return performance exceeded the average total return performance of its Peer Group and its Lipper benchmark index for the three- and five-year measurement periods, but lagged for the one- and ten-year measurement periods; (iii) the Versatile Bond Portfolio’s total return performance lagged the average total return performance of its Peer Group and its Lipper benchmark index for each measurement period; and (iv) the Aggressive Growth Portfolio’s total return performance lagged the average total return performance of its Peer Group for each measurement period, and lagged its Lipper benchmark index for each of the one-, three-, and five-year measurement periods, but exceeded for the ten-year measurement period. The Board considered the impact of the investment strategies of the Short-Term Treasury Portfolio and the Versatile Bond Portfolio on the performance of those Portfolios relative to their respective Peer Groups, including each Portfolio’s strategy of limiting investments to high-quality fixed income securities with generally shorter durations compared to those of their respective Peer Groups.

The Board also considered the nature, quality and extent of the services provided by Pacific Heights under the Contract. The Board reviewed the activities currently performed and services provided to the Fund by Mr. Cuggino, who is also the principal executive officer of Pacific Heights. In particular, the Board considered that Mr. Cuggino is thoroughly involved in the day-to-day operations of the Fund, including identifying and making suggestions as to proposed investments, including the purchase and sale thereof, coordinating and directing of operational matters, including arrangements with various service providers to the Fund, and providing substantial administration and oversight in connection with shareholder services. The Board considered whether Pacific Heights had the ability to continue providing high quality investment advisory, administrative and other services as asset levels increased. The Board noted with favor the addition of employees at Pacific Heights, who the Board believed strengthened the compliance and management infrastructure at the Fund and Pacific Heights. The Board also discussed Pacific Heights’ business continuity planning and considered Pacific Heights’ financial condition. The Board also noted in this regard that they reviewed Pacific Heights’ audited and unaudited financial statements on an annual and quarterly basis, respectively, and that Pacific Heights appeared to have the financial resources to fulfill its obligations under the Contract.

The Board also considered any apparent or anticipated economies of scale in relation to the services provided by Pacific Heights. The Board noted that the Advisory Fee has breakpoints that provide for a reduction of the applicable investment advisory fee as assets increase and that the Waiver Agreement provided for additional fee waivers with respect to the Permanent Portfolio and for fee waivers for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio before any breakpoints contemplated by the Advisory Fee had been reached. The Board considered that Pacific Heights proposed to extend the terms of the Waiver Agreement for another year (until June 1, 2012) including the absorption by Pacific Heights of all salaries, fees and expenses of the officers of the Fund, including the Fund’s Chief Compliance Officer. The Board considered that the growth of the Permanent Portfolio may have helped the other Portfolios achieve economies of scale by spreading the overall cost structure of Fund-level expenses over a larger asset base.

The Board also considered the costs of the service provided and the profitability of the Contract to Pacific Heights. The Board reviewed material prepared by Pacific Heights that compared Pacific Heights’ profitability for

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

the six months ended June 30, 2010 and the year ended December 31, 2009 to that of certain publicly-traded investment advisers and considered Pacific Heights’ methodology for determining this data. The Board recognized that Pacific Heights should be entitled to earn a reasonable level of profit for services it provides to the Fund’s Portfolios.

Based on the foregoing, the Board considered the following factors and reached the following conclusions:

a) the nature, quality and extent of the investment advisory, administrative and other services (including the placement of portfolio transactions) to be provided to the Fund by Pacific Heights, from which the Board concluded that such services would be comparable to those previously provided, and that Mr. Cuggino, by virtue of his experience with the Portfolios for over twenty years, was qualified to provide such services, and that the personnel at Pacific Heights provide sufficient support for Mr. Cuggino in performing such duties;

b) the operating expenses and expense ratios of the Portfolios, including as compared to their Peer Groups, from which the Board concluded that the operating expenses and expense ratios of the Portfolios were comparable to their Peer Groups and fair and reasonable;

c) the performance of the Portfolios compared to their Peer Groups and market indices, from which the Board concluded that the Permanent Portfolio’s one-, three-, five- and ten-year performance generally exceeded the performance of its Peer Group and its relevant market index and the performance of the other Portfolios was satisfactory as compared to those Portfolios’ Peer Groups and market indices;

d) the financial condition of Pacific Heights, from which the Board concluded that Pacific Heights has the financial ability to fulfill its commitment to the Fund under the Contract;

e) the ability of Pacific Heights to continue providing investment advisory, administrative and other services (including placement of portfolio transactions) of the same character and at least the same quality as previously provided, from which the Board concluded that such services would be of the same character and at least the same quality as those previously provided, by virtue of Mr. Cuggino’s experience with the Fund for over twenty years and the personnel at Pacific Heights;

f) the extent to which economies of scale have been realized as the Portfolios increase their assets under management, from which the Board concluded that the Permanent Portfolio has achieved economies of scale that benefit shareholders, given that the Permanent Portfolio has exceeded the third breakpoint in its Advisory Fee under the Contract, has exceeded the second breakpoint in its Advisory Fee under the Waiver Agreement, and because additional economies of scale may be realized pursuant to additional breakpoints under the Waiver Agreement;

g) the costs of the service provided and the profitability of the Contract to Pacific Heights, from which the Board concluded that the profitability was fair and reasonable and sufficient for the financial stability of Pacific Heights; and

h) the Advisory Fee payable by each of the Portfolios, from which the Board concluded that the Advisory Fee payable by each of the Portfolios was fair and reasonable.

In their deliberations, the Board members did not identify any particular information that was all important or controlling. Based on the foregoing, the Board, including its Independent Directors, unanimously approved the continuance of the Contract.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

4.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2011:

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Purchases	$3,349,187,139	$37,901,011	$4,844,120	$4,544,514
Sales	613,391,927	41,101,797	6,003,167	3,295,831

The Fund’s Permanent Portfolio also purchased $338,878,035 of gold and sold $25,891,399 of silver during the six months ended July 31, 2011. There were no sales of gold or purchases of silver during the six months then ended.

The Fund’s Short-Term Treasury Portfolio only invested in short-term securities having maturities of one year or less during the six months then ended.

5.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of July 31, 2011 for federal income tax purposes:

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$1,158,921,130	$—	$53,235	$9,656,199
Investments other than securities	1,450,408,450	—	—	—

	2,609,329,580	—	53,235	9,656,199
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(116,983,323)	(8,011)	—	(504,188)
Investments other than securities	—	—	—	—

	(116,983,323)	(8,011)	—	(504,188)

Net unrealized appreciation (depreciation) of investments	$2,492,346,257	$(8,011)	$53,235	$9,152,011

6.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of all subsequent events on the Portfolios and has determined that there were no additional subsequent events requiring recognition or disclosure in the Fund’s financial statements.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Unaudited)

7.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the period and year ended.

	Permanent Portfolio
	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Dollars	Shares	Dollars

Shares sold	95,531,507	$4,533,626,773	134,191,237	$5,605,196,309
Distributions reinvested	—	—	1,264,842	55,943,965

	95,531,507	4,533,626,773	135,456,079	5,661,140,274
Shares redeemed	(29,539,955)	(1,402,533,029)	(37,278,134)	(1,541,374,621)

Net increase	65,991,552	$3,131,093,744	98,177,945	$4,119,765,653

	Short-Term Treasury Portfolio
	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Dollars	Shares	Dollars

Shares sold	64,949	$4,333,861	227,306	$15,324,060
Distributions reinvested	—	—	4,402	294,415

	64,949	4,333,861	231,708	15,618,475
Shares redeemed	(115,412)	(7,701,733)	(378,370)	(25,510,651)

Net decrease	(50,463)	$(3,367,872)	(146,662)	$(9,892,176)

		Versatile Bond Portfolio
	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Dollars	Shares	Dollars

Shares sold	36,061	$2,124,403	107,720	$6,303,350
Distributions reinvested	—	—	5,464	321,492

	36,061	2,124,403	113,184	6,624,842
Shares redeemed	(63,747)	(3,754,661)	(187,824)	(10,980,116)

Net decrease	(27,686)	$(1,630,258)	(74,640)	$(4,355,274)

	Aggressive Growth Portfolio
	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Dollars	Shares	Dollars

Shares sold	113,565	$5,812,308	144,725	$6,434,477
Distributions reinvested	—	—	11,479	528,492

	113,565	5,812,308	156,204	6,962,969
Shares redeemed	(92,914)	(4,729,133)	(153,341)	(6,540,882)

Net increase	20,651	$1,083,175	2,863	$422,087

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2011		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value, beginning of period	$45.50		$38.06	$31.57	$36.99	$32.89	$30.12

Income (loss) from investment operations:
Net investment income (1)(2)(3)	.12		.35	.37	.45	.46	.35
Net realized and unrealized gain (loss) on investments and foreign currencies (4)	3.99		7.41	6.40	(5.58)	3.98	2.73

Total income (loss) from investment operations	4.11		7.76	6.77	(5.13)	4.44	3.08

Less distributions from:
Net investment income	—		(.29)	(.28)	(.25)	(.16)	(.06)
Net realized gain on investments	—		(.03)	—	(.04)	(.18)	(.25)

Total distributions	—		(.32)	(.28)	(.29)	(.34)	(.31)

Net asset value, end of period	$49.61		$45.50	$38.06	$31.57	$36.99	$32.89

Total return (5)	9.03%		20.41%	21.43%	(13.82)%	13.53%	10.23%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$14,769,991		$10,542,812	$5,083,251	$3,223,017	$1,747,058	$820,285

Portfolio turnover rate	7.62%	†	9.11%	12.78%	37.00%	37.46%	7.28%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.72%	*	.77%	.82%	.84%	.95%	1.11%
Before Advisory Fee waiver	.77%	*	.78%	.82%	.84%	.95%	1.11%
Ratio of net investment income to average net assets (2)(3):
After Advisory Fee waiver	.52%	*	.82%	1.03%	1.31%	1.31%	1.10%
Before Advisory Fee waiver	.47%	*	.81%	1.03%	1.31%	1.31%	1.10%

*	Computed on an annualized basis.
†	Not annualized.

(1)	Net investment income is based on average shares outstanding during the period.
(2)

The recording as other income of the receipt of disgorged funds had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.03 and .08%, respectively, during the year ended January 31, 2007. Without this other income, the net investment income per share would have been $.32 during the year then ended.

(3)

The recording as other income of the receipt of disgorged funds had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.01 and .03%, respectively, during the year ended January 31, 2008. Without this other income, the net investment income per share would have been $.45 during the year then ended.

(4)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE SHORT-TERM TREASURY PORTFOLIO

Financial highlights for the Short-Term Treasury Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2011	January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)	2011	2010	2009	2008	2007

Net asset value, beginning of period	$66.81	$67.75	$68.44	$69.02	$68.82	$67.50

Income (loss) from investment operations:
Net investment income (loss) (1)	(.18)	(.39)	(.26)	.55	2.50	2.58
Net realized and unrealized gain (loss) on investments (2)	(.02)	.01	(.05)	.05	.24	.03

Total income (loss) from investment operations	(.20)	(.38)	(.31)	.60	2.74	2.61

Less distributions from:
Net investment income	—	(.56)	(.38)	(1.18)	(2.54)	(1.29)

Total distributions	—	(.56)	(.38)	(1.18)	(2.54)	(1.29)

Net asset value, end of period	$66.61	$66.81	$67.75	$68.44	$69.02	$68.82

Total return (3)	(.30)%	(.58)%	(.44)%	.87%	4.00%	3.88%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$30,920	$34,383	$44,806	$84,347	$47,713	$46,962

Portfolio turnover rate (4)	—% †	—%	—%	—%	—%	—%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.69% *	.73%	.71%	.74%	.88%	.92%
Before Advisory Fee waiver	1.19% *	1.23%	1.21%	1.24%	1.38%	1.42%
Ratio of net investment income (loss) to average net assets:
After Advisory Fee waiver	(.56)% *	(.58)%	(.37)%	.80%	3.63%	3.79%
Before Advisory Fee waiver	(1.06)% *	(1.08)%	(.87)%	.30%	3.13%	3.29%

*	Computed on an annualized basis.
†	Not annualized.

(1)	Net investment income (loss) is based on average shares outstanding during the period.
(2)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.
(4)	Portfolio turnover rate is not applicable since the Portfolio only invested in securities with maturities of one year or less.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2011		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value, beginning of period	$59.15		$60.40	$59.39	$60.02	$58.89	$57.42

Income from investment operations:
Net investment income (1)	.04		.76	1.20	1.69	2.36	1.93
Net realized and unrealized gain (loss) on investments (2)	.20		(.52)	.69	(.53)	.49	.24

Total income from investment operations	.24		.24	1.89	1.16	2.85	2.17

Less distributions from:
Net investment income	—		(1.49)	(.88)	(1.79)	(1.72)	(.70)

Total distributions	—		(1.49)	(.88)	(1.79)	(1.72)	(.70)

Net asset value, end of period	$59.39		$59.15	$60.40	$59.39	$60.02	$58.89

Total return (3)	.41%		.40%	3.18%	1.98%	4.87%	3.78%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$11,708		$13,300	$18,087	$13,827	$11,152	$12,307

Portfolio turnover rate	40.52%	†	57.05%	61.18%	88.01%	74.72%	78.90%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.81%	*	.83%	.88%	.89%	1.02%	.97%
Before Advisory Fee waiver	1.18%	*	1.20%	1.26%	1.26%	1.39%	1.34%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	.30%	*	1.26%	1.98%	2.84%	3.96%	3.33%
Before Advisory Fee waiver	(.07)%	*	.89%	1.60%	2.47%	3.59%	2.96%

*	Computed on an annualized basis.
†	Not annualized.

(1)	Net investment income is based on average shares outstanding during the period.
(2)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2011		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value, beginning of period	$49.14		$39.80	$29.53	$74.31	$86.09	$110.71

Income (loss) from investment operations:
Net investment income (loss) (1)	—		.11	.08	.03	(.08)	(.42)
Net realized and unrealized gain (loss) on investments (2)	(.40)		10.45	10.19	(29.76)	(2.83)	7.83

Total income (loss) from investment operations	(.40)		10.56	10.27	(29.73)	(2.91)	7.41

Less distributions from:
Net investment income	—		(.11)	—	(.09)	—	(.10)
Net realized gain on investments	—		(1.11)	—	(11.54)	(8.87)	(31.93)
Distribution in excess	—		—	—	(.23)	—	—
Return of capital	—		—	—	(3.19)	—	—

Total distributions	—		(1.22)	—	(15.05)	(8.87)	(32.03)

Net asset value, end of period	$48.74		$49.14	$39.80	$29.53	$74.31	$86.09

Total return (3)	(.81)%		26.73%	34.78%	(39.97)%	(4.14)%	7.05%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$23,723		$22,905	$18,436	$13,986	$25,878	$31,476

Portfolio turnover rate	12.81%	†	15.51%	4.92%	3.44%	9.16%	1.97%
Ratio of expenses to average net assets	1.20%	*	1.22%	1.21%	1.20%	1.39%	1.34%
Ratio of net investment income (loss) to average net assets	.17%	*	.25%	.23%	.07%	(.10)%	(.43)%

*	Computed on an annualized basis.
†	Not annualized.

(1)	Net investment income (loss) is based on average shares outstanding during the period.
(2)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

Ten Years Ended July 31, 2011

(Unaudited)

*

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index and the Standard & Poor’s 500 Composite Stock Index reflect reinvested interest and dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 38 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE SHORT-TERM TREASURY PORTFOLIO

Ten Years Ended July 31, 2011

(Unaudited)

*

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 38 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

Ten Years Ended July 31, 2011

(Unaudited)

*

The Citigroup AAA/AA 1-3 Year Corporate Bond Index and the Citigroup A 1-3 Year Corporate Bond Index are components of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA, AA or A by Standard & Poor’s or Moody’s Investor Services, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index. Returns shown for the Citigroup AAA/AA 1-3 Year Corporate Bond Index and the Citigroup A 1-3 Year Corporate Bond Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 38 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

Ten Years Ended July 31, 2011

(Unaudited)

*

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 38 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended July 31, 2011

(Unaudited)

The graphs on pages 34 through 37 compare the initial account values and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, without the deduction of taxes, to a $10,000 investment over the same years in comparable broad-based securities market indices. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee. If such fee were reflected, the returns would be less than those shown. Returns for the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio and Versatile Bond Portfolio reflect fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

	Average Annual Total Returns Through July 31, 2011
						Since
	1 Year	3 Years	5 Years	10 Years	15 Years	Inception
Permanent Portfolio (Since 12/1/82) (1)(2)
Return before taxes	23.34%	10.56%	10.62%	11.93%	9.25%	7.12%
Return after taxes on distributions	23.16%	10.32%	10.39%	11.55%	8.61%	6.58%
Return after taxes on distributions and sale of Portfolio shares	15.27%	8.96%	9.15%	10.48%	7.91%	6.16%
Citigroup 3-Month U.S. Treasury Bill Index (4)(5)	.13%	.30%	1.78%	1.98%	3.04%	4.66%
Standard &Poor’s 500 Composite Stock Index (4)(6)	19.65%	2.92%	2.39%	2.61%	6.67%	10.90%

Short-Term Treasury Portfolio (Since 5/26/87) (2)(3)
Return before taxes	-.60%	-.31%	1.10%	1.22%	2.17%	3.17%
Return after taxes on distributions	-.88%	-.67%	.63%	.65%	1.28%	2.44%
Return after taxes on distributions and sale of Portfolio shares	-.39%	-.47%	.72%	.72%	1.32%	2.33%
Citigroup 3-Month U.S. Treasury Bill Index (4)(5)	.13%	.30%	1.78%	1.98%	3.04%	4.04%

Versatile Bond Portfolio (Since 9/27/91) (2)(3)
Return before taxes	.58%	1.79%	2.57%	2.35%	3.24%	3.56%
Return after taxes on distributions	-.29%	.97%	1.79%	1.42%	2.11%	2.55%
Return after taxes on distributions and sale of Portfolio shares	.37%	1.05%	1.74%	1.46%	2.09%	2.46%
Citigroup AAA/AA 1-3 Year Corporate Bond Index (4)(7)	1.92%	3.53%	4.46%	4.13%	5.17%	5.53%
Citigroup A 1-3 Year Corporate Bond Index (4)(8)	3.15%	4.94%	4.83%	4.43%	5.41%	5.75%

Aggressive Growth Portfolio (Since 1/2/90) (2)
Return before taxes	23.71%	.98%	1.78%	4.46%	8.80%	9.91%
Return after taxes on distributions	23.23%	-.51%	-.27%	3.22%	7.71%	9.02%
Return after taxes on distributions and sale of Portfolio shares	16.00%	.36%	1.27%	3.64%	7.65%	8.86%
Dow Jones Industrial Average (4)(9)	19.09%	5.21%	4.44%	3.95%	7.71%	9.64%
Standard &Poor’s 500 Composite Stock Index (4)(6)	19.65%	2.92%	2.39%	2.61%	6.67%	8.39%

See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended July 31, 2011

(Unaudited)

(1)	Returns reflect other income recorded during the years ended January 31, 2007 and January 31, 2008 related to the receipt of disgorged funds.

(2)	Returns before taxes do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

(3)

The thirty-day SEC standardized yield on the Fund’s Short-Term Treasury Portfolio and Versatile Bond Portfolio for the thirty days ended July 31, 2011, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was -.45% and -.17%, respectively.

(4)	Returns reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

(5)

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index.

(6)

The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks. You cannot invest directly in an index.

(7)

The Citigroup AAA/AA 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index.

(8)

The Citigroup A 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated A by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index.

(9)

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. You cannot invest directly in an index.

See pages 40-43 for Portfolio specific risks.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

THE PERMANENT PORTFOLIO

Six Months Ended July 31, 2011

(Unaudited)

The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of U.S. and foreign real estate and natural resource companies, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and short-term corporate bonds. During the six months ended July 31, 2011, the Portfolio achieved a total return of 9.03%, net of expenses to average net assets of .72%, as compared to .05% for the Citigroup 3-Month U.S. Treasury Bill Index and 1.46% for the Standard & Poor’s 500 Composite Stock Index, and as compared to an inflation rate as measured by the change in the Consumer Price Index (“CPI-U”) of 2.59% over the same period. The Portfolio’s return during the six months then ended was largely due to appreciation in gold, silver, swiss franc assets and real estate stocks, being only partially offset by lower returns in natural resource and aggressive growth stocks and dollar assets. Neither the Citigroup 3-Month U.S. Treasury Bill Index return, the Standard & Poor’s 500 Composite Stock Index return nor the change in CPI-U reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.

The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2011.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

THE SHORT-TERM TREASURY PORTFOLIO

Six Months Ended July 31, 2011

(Unaudited)

The Short-Term Treasury Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests in debt obligations of the United States Treasury, of which at least 80% of its assets are invested in short-term U.S. Treasury bills and notes with maturities less than thirteen months, and the balance of its assets may be invested in U.S. Treasury bonds having a remaining maturity of thirteen months or less. The Portfolio’s dollar-weighted average length to maturity will not exceed ninety days. During the six months ended July 31, 2011, the Portfolio achieved a total return of -.30%, net of expenses to average net assets of .69%, as compared to .05% for the Citigroup 3-Month U.S. Treasury Bill Index over the same period. The Portfolio’s return during the six months then ended was primarily due to the very low investment returns available on short-term U.S. Treasury securities which were more than offset by the Portfolio’s expenses during the period. The Citigroup 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows the Short-Term Treasury Portfolio’s investment holdings by days to maturity, as a percentage of total net assets as of July 31, 2011.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

THE VERSATILE BOND PORTFOLIO

Six Months Ended July 31, 2011

(Unaudited)

The Versatile Bond Portfolio’s investment objective is to achieve high current income, while limiting risk to principal. The Portfolio invests at least 80% of its assets in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s with a remaining maturity of twenty-four months or less. During the six months ended July 31, 2011, the Portfolio achieved a total return of .41%, net of expenses to average net assets of .81%, as compared to 1.17% for the Citigroup AAA/AA 1-3 Year Corporate Bond Index and 1.67% for the Citigroup A 1-3 Year Corporate Bond Index over the same period. The Portfolio’s return during the six months then ended was primarily due to the Portfolio’s shorter average maturity than the average maturity of the Citigroup Corporate Bond Indices, thereby resulting in lower investment returns than would have been available on longer-term corporate bonds, and the Portfolio’s expenses during the period. Neither the Citigroup AAA/AA 1-3 Year Corporate Bond Index nor the Citigroup A 1-3 Year Corporate Bond Index reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of total net assets as of July 31, 2011.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

THE AGGRESSIVE GROWTH PORTFOLIO

Six Months Ended July 31, 2011

(Unaudited)

The Aggressive Growth Portfolio’s investment objective is to achieve high, long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. During the six months ended July 31, 2011, the Portfolio achieved a total return of −.81%, net of expenses to average net assets of 1.20%, as compared to 3.41% for the Dow Jones Industrial Average and 1.46% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s return during the six months then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Neither the Dow Jones Industrial Average nor the Standard & Poor’s 500 Composite Stock Index reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller and medium capitalization companies which will involve additional risks, such as limited liquidity and greater volatility.

The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2011.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

EXPENSE EXAMPLES

Six Months Ended July 31, 2011

(Unaudited)

Expense Examples

As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at January 31, 2011 and held for the entire six months ended July 31, 2011.

Actual Expenses

The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended July 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended July 31, 2011” to estimate the expenses you paid on your account during the six months ended July 31, 2011.

Hypothetical Example for Comparison Purposes

The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended July 31, 2011. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

EXPENSE EXAMPLES

Six Months Ended July 31, 2011

(Unaudited)

			Expenses Paid*
	Beginning	Ending	During Six
	Account Value	Account Value	Months Ended
	January 31, 2011	July 31, 2011	July 31, 2011

PERMANENT PORTFOLIO
Actual	$1,000.00	$1,090.30	$3.73
Hypothetical (5% return before expenses)	1,000.00	1,021.22	3.61

SHORT-TERM TREASURY PORTFOLIO
Actual	1,000.00	997.00	3.42
Hypothetical (5% return before expenses)	1,000.00	1,021.37	3.46

VERSATILE BOND PORTFOLIO
Actual	1,000.00	1,004.10	4.02
Hypothetical (5% return before expenses)	1,000.00	1,020.78	4.06

AGGRESSIVE GROWTH PORTFOLIO
Actual	1,000.00	991.90	5.93
Hypothetical (5% return before expenses)	1,000.00	1,018.84	6.01

*

Expenses are equal to the Permanent Portfolio’s annualized expense ratio of .72%, the Short-Term Treasury Portfolio’s annualized expense ratio of .69%, the Versatile Bond Portfolio’s annualized expense ratio of .81% and the Aggressive Growth Portfolio’s annualized expense ratio of 1.20%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 181/365 (to reflect the one-half year period ended July 31, 2011).

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

OTHER INFORMATION

(Unaudited)

Proxy Voting

The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2011 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

Each of the Fund’s Portfolios files its complete schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Qs for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

DIRECTORS AND OFFICERS

(Unaudited)

All of the Fund’s directors and officers may be reached c/o Permanent Portfolio Family of Funds, Inc., 600 Montgomery Street, Suite 4100, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation, removal or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Directors and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal or disqualification. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

DAVID P. BERGLAND Director	age 76

Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER Director	age 59

Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE Director	age 71

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO* Chairman, President, Secretary & Director	age 48

A Certified Public Accountant, Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS Treasurer	age 56

Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 to 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

SUSAN K. FREUND Chief Compliance Officer	age 57

Ms. Freund has served as the Chief Compliance Officer of the Fund and the Fund’s investment adviser since April 2010 and March 2010, respectively. Previously, Ms. Freund served as an independent consultant to various asset management firms from March 2009 through March 2010 and served as President, Secretary, Treasurer and Chief Compliance Officer of the Embarcadero Funds from 2007 through 2009. From 2001 through 2007, Ms. Freund served as Senior Counsel at Bank of the West. Ms. Freund is a member of the State Bar of California.

*	Considered to be an “interested person” within the meaning of the 1940 Act. Mr. Cuggino is deemed an interested person because of his association with the Fund’s investment adviser.

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SEMI-ANNUAL

REPORT

July 31, 2011

09/11